Note 13 - Financial Instruments (Details Textual) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 1,672,465	$ 697,984	$ 1,212,778	$ 442,489	$ 64,533	$ 233,843
Current Trade and Grants Receivable	385,956		973,852
Current prepayments and other receivable	104,590		168,932
Total current liabilities	511,407		$ 459,006
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	115,087	54,727
Total cash and cash equivalents	1,672,465
Current Trade and Grants Receivable	385,956
Current prepayments and other receivable	104,590
Total current liabilities	511,407
Liquidity risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 330,956	$ 973,127